Long-Term Debt, Summary of Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Long-term Debt [Abstract]
Long-term debt	$ 8,346
Debt discounts and deferred fees	(31)	$ (34)
Total long-term debt	8,315	8,978
Current portion of long-term debt	(810)	(8)
Long-term debt, less current portion	7,505	8,970
Term Loan [Member]
Long-term Debt [Abstract]
Long-term debt	$ 1,538	0
Maturity date	Jul. 01, 2029
Term Loan [Member]
Long-term Debt [Abstract]
Long-term debt	$ 0	3,090
Maturity date	Jul. 01, 2026
Revolving Line of Credit [Member]
Long-term Debt [Abstract]
Long-term debt	$ 0	0
Maturity date	Jun. 01, 2028
0.95% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 0	279
Interest rate	0.95%
Maturity date	Feb. 01, 2024
1.00% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 783	741
Interest rate	1.00%
Maturity date	Jan. 01, 2025
1.57% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 1,525	1,525
Interest rate	1.57%
Maturity date	Jan. 01, 2026
4.875% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 750	1,250
Interest rate	4.875%
Maturity date	Jul. 01, 2026
1.65% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 400	400
Interest rate	1.65%
Maturity date	Jan. 01, 2027
1.50% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 419	397
Interest rate	1.50%
Maturity date	Jan. 01, 2027
5.50% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 500	500
Interest rate	5.50%
Maturity date	Apr. 01, 2028
5.80% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 800	0
Interest rate	5.80%
Maturity date	Jun. 01, 2031
5.65% First Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 800	0
Interest rate	5.65%
Maturity date	Jan. 01, 2034
4.50% Second Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 291	291
Interest rate	4.50%
Maturity date	Feb. 01, 2026
5.625% Second Priority Senior Secured Notes [Member]
Long-term Debt [Abstract]
Long-term debt	$ 500	500
Interest rate	5.625%
Maturity date	Jul. 01, 2027
Finance Leases and Other [Member]
Long-term Debt [Abstract]
Long-term debt	$ 40	$ 39